UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington	 D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended Dec 31 2001

Check here if Amendment[    ]; Amendment Number:
This Amendment (Check Only one.): [   ] is a restatement.
                                  [   ] adds new holding entries.

Institutional Investment Manger Filing this Report:

Name:      SUMITOMO LIFE INSURANCE CO.
Address:   SUMISEI KOWA TOYO-CHO BLDG, 2F
           2-3-25,TOYO,KOTO-KU,
           Tokyo Japan 135-0016

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Akihiko Owashi
Title:    Assistant General Manager
Phone:    81-03-5617-2132
Signature	 Place	 and Date of Signing:

      Akihiko Owashi     Tokyo	 Japan  Jan 21 2002

Report Type (Check only one.):

[ x ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY

Number of Other Included Managers:   NONE

Form 13F Information Table Entry Total:    81


Form 13F Information Table Value Total:    $908,323,811
Sumitomo Life Insurance CO
FORM 13 (F)
 Sumitomo Life Insurance CO EQU1ITY
21-Jan-2002
                                               Discretion MngrsAuth
Security	  Class	   Cusip      Value   Quantity   Voting
ABBOTT LABORAT	  Common 002824100  8,506,714  152,438	Sole N/A Sole
ADOBE SYS INC 	  Common 00724F101 13,441,643   10,641 	Sole N/A Sole
ALCOA         	  Common 013817101 10,641,958  299,414	Sole N/A Sole
AMERICAN ELECT	  Common 025537101  4,430,708  101,840	Sole N/A Sole
AMERICAN HOME 	  Common 026609107  7,957,520  129,600	Sole N/A Sole
AMERICAN INTL 	  Common 026874107 35,304,844  444,435	Sole N/A Sole
AMGEN INC     	  Common 031162100  5,826,061  102,958	Sole N/A Sole
ANHEUSER BUSCH	  Common 035229103  8,096,809  179,020	Sole N/A Sole
AOL TIME WARNE	  Common 00184A105 24,945,832  776,539	Sole N/A Sole
APPLIED MATERI	  Common 038222105  5,183,901  129,058	Sole N/A Sole
BANK OF AMERIC	  Common 060505104 12,847,969  204,098	Sole N/A Sole
BEA SYS INC CO	  Common 073325102  2,627,040  170,400 	Sole N/A Sole
BRISTOL MYERS 	  Common 110122108  9,861,538  192,856	Sole N/A Sole
CARDINAL HEALT	  Common 14149Y108  8,061,942  124,867	Sole N/A Sole
CATERPILLAR IN	  Common 149123101  8,692,375  166,241	Sole N/A Sole
CHEVRONTEXACO 	  Common 166764100 14,050,594  156,706  Sole N/A Sole
CISCO SYSTEMS 	  Common 17275R102 18,329,352 1,010,550	Sole N/A Sole
CITIGROUP INC 	  Common 172967101 42,007,800  831,802	Sole N/A Sole
COCA COLA CO  	  Common 191216100 11,497,728  243,553	Sole N/A Sole
COMCAST CORP-S	  Common 200300200  9,121,196  253,460	Sole N/A Sole
COMPUTER ASSOC	  Common 204912109  5,203,008  151,150	Sole N/A Sole
DELL COMPUTER     Common 247025109 10,910,540  400,645	Sole N/A Sole
DOW CHEMICAL C	  Common 260543103  9,372,612  277,327	Sole N/A Sole
DUKE ENERGY   	  Common 264399106  6,072,402  154,616	Sole N/A Sole
EL PASO CORPOR	  Common 28336L109  4,609,927  103,216	Sole N/A Sole
ELECTRONIC DAT	  Common 285661104  8,835,403  128,745	Sole N/A Sole
EXXON MOBIL CO	  Common 30231G102 30,036,732  763,590	Sole N/A Sole
FANNIE MAE    	  Common 313586109 13,989,842  175,896	Sole N/A Sole
FEDEX CORPORAT	  Common 31428X106  6,490,510  124,877	Sole N/A Sole
FIRST DATA COR	  Common 319963104 10,532,569  134,073	Sole N/A Sole
GENERAL DYNAMI	  Common 369550108  5,832,769   73,314	Sole N/A Sole
GENERAL ELECTR	  Common 369604103 30,533,176  760,590	Sole N/A Sole
GENERAL MILLS 	  Common 370334104  3,494,529   67,108	Sole N/A Sole
GIVEN IMAGING	  Common M52020100     89,300    5,000	Sole N/A Sole
HCA INC       	  Common 404119109  7,055,753	83,253	Sole N/A Sole
HOUSEHOLD INTL	  Common 441815107 12,422,444  214,432	Sole N/A Sole
ILLINOIS TOOL 	  Common 452308109  7,534,435  111,176	Sole N/A Sole
INTEL CORP    	  Common 458140100 20,812,470  659,887	Sole N/A Sole
INTERNATIONAL 	  Common 460146103  9,805,713  243,061	Sole N/A Sole
INTL BUSINESS 	  Common 459200101 22,536,616  186,027	Sole N/A Sole
JOHNSON & JOHN	  Common 478160104 18,157,388  306,877	Sole N/A Sole
JP MORGAN CHAS	  Common 46625H100  9,286,092  255,479	Sole N/A Sole
KIMBERLY-CLARK	  Common 494368103  3,766,830   63,003	Sole N/A Sole
KRAFT FOODS	  Common 50075N104    850,750	25,000	Sole N/A Sole
LILLY (ELI) & 	  Common 532457108  8,745,926  111,282	Sole N/A Sole
LOWES COMPANIE	  Common 548661107 16,437,453  354,044	Sole N/A Sole
MARSH & MCLENN	  Common 571748102  7,163,139	66,674	Sole N/A Sole
MERCK & CO INC	  Common 589331107 13,336,967  226,540	Sole N/A Sole
MICROSOFT CORP	  Common 594918104 37,540,343  565,635	Sole N/A Sole
MINNESOTA MNG 	  Common 604059105  7,438,089	62,847	Sole N/A Sole
MORGAN ST DEAN	  Common 617446448  4,440,462	79,435	Sole N/A Sole
MOTOROLA INC  	  Common 620076109  8,191,133  545,910	Sole N/A Sole
NEXTEL COMMUNI	  Common 65332V103  3,489,935  318,089	Sole N/A Sole
ORACLE CORPORA	  Common 68389X105  5,316,789  384,628	Sole N/A Sole
PFIZER        	  Common 717081103 28,830,519  722,804	Sole N/A Sole
PHARMACIA CORP	  Common 71713U102  5,532,606  129,732	Sole N/A Sole
PHILIP MORRIS 	  Common 718154107 11,298,868  246,142	Sole N/A Sole
PROCTER & GAMB	  Common 742718109 22,296,755  281,506	Sole N/A Sole
QUALCOMM INC  	  Common 747525103  5,556,951  109,770	Sole N/A Sole
RADIOSHACK COR	  Common 750438103  6,626,761  220,073	Sole N/A Sole
SARA LEE      	  Common 803111103  7,688,200  345,630	Sole N/A Sole
SBC COMMUNICAT	  Common 78387G103 14,245,463  363,328	Sole N/A Sole
SCHLUMBERGER L	  Common 806857108  7,909,880  143,842	Sole N/A Sole
SIEBEL SYSTEMS	  Common 826170102  6,783,030  242,361	Sole N/A Sole
SOUTHERN CO   	  Common 842587107  4,648,664  183,352	Sole N/A Sole
SOUTHWEST AIRL	  Common 844741108  8,056,963  435,440	Sole N/A Sole
SPRINT CORP(PC	  Common 852061506  6,585,593  269,758	Sole N/A Sole
TARGET CORP   	  Common 87612E106 11,745,893  286,862	Sole N/A Sole
TEXAS INSTRUME	  Common 882508104  9,294,310  331,285	Sole N/A Sole
TJX COMPANIES 	  Common 872540109  5,013,625  125,892	Sole N/A Sole
TRICON GLOBAL 	  Common 895953107  9,144,605  185,763	Sole N/A Sole
TYCO INTERNATI	  Common 902124106 14,659,465  248,928	Sole N/A Sole
UNITEDHEALTH G	  Common 91324P102  9,903,871  139,977	Sole N/A Sole
US BANCORP DEL	  Common 902973304  7,734,621  369,810 	Sole N/A Sole
VERIZON COMMUN	  Common 92343V104 13,817,398  290,711	Sole N/A Sole
VIACOM INC-CL 	  Common 925524308 13,772,421  312,160	Sole N/A Sole
WAL-MART STORE	  Common 931142103 19,015,545  330,071	Sole N/A Sole
WASTE MANAGEME	  Common 94106L109 10,935,171  342,466	Sole N/A Sole
WELLS FARGO CO	  Common 949746101 14,359,353  330,508	Sole N/A Sole
WORLDCOM INC  	  Common 98157D106  7,440,376  527,350	Sole N/A Sole
YAHOO! INC    	  Common 984332106  3,661,338  206,363	Sole N/A Sole